Insurance Contracts - Summary of Credit Risk of Insurance Contracts (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩) [1]
Credit Risk [Line Items]
Reinsurance contract assets	₩ 1,497,147	$ 1,013,050	₩ 1,642,432	[1]	₩ 1,484,622
Reinsurance contract liabilities	56,266	$ 38,072	36,030	[1]	₩ 31,728
No rating
Credit Risk [Line Items]
Reinsurance contract assets	1,493,495
Reinsurance contract liabilities	₩ 21,978
External credit grades
Credit Risk [Line Items]
Reinsurance contract assets			1,633,769
Reinsurance contract liabilities			₩ 3,842
Non-life insurance contracts | KOREAN RE | AA0
Credit Risk [Line Items]
Ratio	36.43%
Non-life insurance contracts | MUNICH RE | AAA
Credit Risk [Line Items]
Ratio	5.93%
Non-life insurance contracts | HISCOX | AA+
Credit Risk [Line Items]
Ratio	3.23%

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.